Note 8 - Loans Payable (Details Textual) - USD ($)		6 Months Ended	10 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Apr. 30, 2024	Sep. 30, 2024	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans Payable With IPFS Corporation [Member]
Debt Instrument, Face Amount	$ 800,000				$ 500,000	$ 800,000
Debt Instrument, Interest Rate, Stated Percentage	7.24%				7.94%	7.24%
Debt Instrument, Periodic Payment	$ 126,000		$ 77,000
Loans Payable to Bank				$ 400,000		$ 200,000
Loan payable to Bank Direct Capital Finance [Member] | Loans Payable [Member]
Debt Instrument, Face Amount		$ 1,100,000
Debt Instrument, Interest Rate, Stated Percentage		3.90%
Debt Instrument, Periodic Payment		$ 126,000
Loans Payable to Bank							$ 300,000